Long-Term Debt	9 Months Ended	12 Months Ended
	Sep. 29, 2013	Dec. 30, 2012
Debt Disclosure [Abstract]
Long-Term Debt

7. Long-Term Debt

A summary of long-term debt is as follows:

	Maturity	Interest Rate	As Of
Facility			December 30, 2012	September 29, 2013
Senior Secured
$700.0 million Term Loan, net of original issue discount	April 2020	Variable	$—	$351,778
$60.0 million Revolving Credit Facility	April 2018	Variable	—	—
$410.0 million Former Term Loan, net of original issue discount	April 2018	Variable	391,544	—
$50.0 million Former Revolving Credit Facility	April 2016	Variable	—	—
Senior Subordinated Notes
$35.0 million Senior Subordinated Promissory Notes	July 2019	10%-14%	35,000	—

Total debt			426,544	351,778
Less current portion			(1,788)	(5,684)

Long-term debt, net of current portion			$424,756	$346,094

Current portion of long-term debt is presented net of issue discount of $2.3 million and $1.3 million as of December 30, 2012 and September 29, 2013, respectively. The noncurrent portion of long-term debt is presented net of issue discount of $11.3 million and $6.9 million at December 30, 2012 and September 29, 2013, respectively.

Senior Secured Credit Facilities

April 2013 Refinancing

On April 23, 2013, the Company’s subsidiary, Sprouts Farmers Markets Holdings, LLC (“Intermediate Holdings”), as borrower, refinanced (the “April 2013 Refinancing”) the Former Revolving Credit Facility and the Former Term Loan (each, as defined below), by entering into a new credit facility (the “Credit Facility”). The Credit Facility provides for a $700.0 million term loan (the “Term Loan”) and a $60.0 million senior secured revolving credit facility (the “Revolving Credit Facility”).

The proceeds of the Term Loan were used to repay in full the outstanding Former Term Loan balance of $403.1 million. Such repayment resulted in an $8.2 million loss on extinguishment of debt due to the write-off of deferred financing costs and original issue discount. No amounts were outstanding under the Former Revolving Credit Facility. The remaining proceeds from the Term Loan, together with cash on hand, were used to make a $282.0 million distribution to the Company’s equity holders, to make payments of $13.9 million to vested option holders and to pay transaction fees and expenses related to the refinancing.

The terms of the Credit Facility allow the Company, subject to certain conditions, to increase the amount of the term loans and revolving commitments thereunder by an aggregate incremental amount of up to $160.0 million, plus an additional amount, so long as after giving effect to such increase, (i) in the case of incremental loans that rank pari passu with the initial term loans, the net first lien leverage ratio does not exceed 4.00 to 1.00, and (ii) in the case of incremental loans that rank junior to the initial Term Loan, the total leverage ratio does not exceed 5.25 to 1.00.

Guarantees

Obligations under the Credit Facility are guaranteed by the Company and all of its current and future wholly owned material domestic subsidiaries. Borrowings under the Credit Facility are secured by (i) a pledge by Sprouts of its equity interests in Intermediate Holdings and (ii) first-priority liens on substantially all assets of Intermediate Holdings and the subsidiary guarantors, in each case, subject to permitted liens and certain exceptions.

Term Loan and Partial Repayment in IPO

On August 6, 2013, the Company used $340.0 million of the net proceeds from its IPO to make a partial repayment of the Term Loan. Such repayment resulted in a $9.0 million loss on extinguishment of debt due to the write-off of deferred financing costs and original issue discount for the portion of the debt repaid. This loss on extinguishment of debt is reflected in the Company’s statement of operations for the thirty-nine weeks ended September 29, 2013. As of September 29, 2013, the outstanding balance of the Term Loan was $351.8 million, net of issue discount of $8.2 million. Financing fees and issue discount are being amortized to interest expense over the term of the Term Loan.

Interest and Applicable Margin

All amounts outstanding under the Credit Facility will bear interest, at the Company’s option, at a rate per annum equal to LIBOR (with a 1.00% floor with respect to Eurodollar borrowings under the Term Loan), adjusted for statutory reserves, plus a margin equal to 3.00%, or an alternate base rate, plus a margin equal to 2.00%, as set forth in the Credit Facility. These interest margins were reduced to their current levels (from 3.50% and 2.50%, respectively) effective August 2, 2013 as a result of (i) the consummation of the Company’s IPO, and (ii) the Company achieving a reduction in the net first lien leverage ratio to less than or equal to 2.75 to 1.00.

Payments and Prepayments

The Term Loan will mature in April 2020 and will amortize at a rate per annum, in four equal quarterly installments, in an aggregate amount equal to 1.00% of the original principal balance, with the balance due on the maturity date.

Subject to exceptions set forth therein, the Credit Facility requires mandatory prepayments in amounts equal to (i) 50% (reduced to 25% if net first lien leverage is less than 3.00 to 1.00 but greater than 2.50 to 1.00 and 0% if net first lien leverage is less than 2.50 to 1.00) of excess cash flow (as defined in the Credit Facility) at the end of each fiscal year, (ii) 100% of the net cash proceeds from certain non-ordinary course asset sales by the Company or any subsidiary guarantor (subject to certain exceptions and reinvestment provisions) and (iii) 100% of the net cash proceeds from the issuance or incurrence of debt by the Company or any of its subsidiaries not permitted under the Credit Facility.

Voluntary prepayments of borrowings under the Credit Facility are permitted at any time, in agreed-upon minimum principal amounts. There is a prepayment fee equal to 1.00% of the principal amount of the Term Loan under the Credit Facility optionally prepaid in connection with any “repricing transaction” on or prior to April 23, 2014, the first anniversary of the closing date. Prepayments made thereafter will not be subject to premium or penalty (except LIBOR breakage costs, if applicable).

Revolving Credit Facility

The Credit Facility includes a $60.0 million Revolving Credit Facility which matures in April 2018. The Revolving Credit Facility includes letter of credit and $5.0 million swingline loan subfacilities. Letters of credit issued under the facility reduce the borrowing capacity on the total facility. There are no amounts outstanding on the Revolving Credit Facility at September 29, 2013. Letters of credit totaling $8.0 million have been issued as of September 29, 2013 primarily to support the Company’s insurance programs. Amounts available under the Revolving Credit Facility at September 29, 2013 totaled $52.0 million.

Interest terms on the Revolving Credit Facility are the same as the Term Loan.

The Company capitalized debt issuance costs of $1.1 million related to the Revolving Credit Facility, which are being amortized to interest expense over the term of the Revolving Credit Facility.

Under the terms of the Credit Facility, the Company is obligated to pay a commitment fee on the available unused amount of the Revolving Credit Facility commitments equal to 0.50% per annum.

Covenants

The Credit Facility contains financial, affirmative and negative covenants. The negative covenants include, among other things, limitations on the Company’s ability to:

•	incur additional indebtedness;

•	grant additional liens;

•	enter into sale-leaseback transactions;

•	make loans or investments;

•	merge, consolidate or enter into acquisitions;

•	pay dividends or distributions;

•	enter into transactions with affiliates;

•	enter into new lines of business;

•	modify the terms of subordinated debt or other material agreements; and

•	change its fiscal year.

Each of these covenants is subject to customary or agreed-upon exceptions, baskets and thresholds.

In addition, if the Company has any amounts outstanding under the Revolving Credit Facility as of the last day of any fiscal quarter, the Revolving Credit Facility requires the borrower to maintain a ratio of Revolving Facility Credit exposure to consolidated trailing 12-month EBITDA (as defined in the Credit Facility) of no more than 0.75 to 1.00 as of the end of each such fiscal quarter.

The Company was in compliance with all applicable covenants under the Credit Facility as of September 29, 2013.

Former Term Loan and Revolving Credit Facility

On April 18, 2011, the Company, through Intermediate Holdings, entered into senior secured credit facilities (“Former Senior Secured Credit Facilities”). During April 2012, the Company amended the Former Senior Secured Credit Facilities as described below.

The Former Senior Secured Credit Facilities provided for a $50.0 million revolving credit facility (“Former Revolving Credit Facility”), which included a letter of credit subfacility (up to the unused amount of the Former Revolving Credit Facility) and a $5.0 million swingline loan subfacility.

During April 2011, the Company borrowed $310.0 million (“Former Term Loan”), net of financing fees of $1.3 million and issue discount of $14.1 million under the Former Term Loan and used the proceeds to effectuate the 2011 combination of Sprouts Farmers Markets, LLC, an Arizona limited liability company (“Sprouts Arizona”), with Henry’s Holdings, LLC, a Delaware limited liability company.

During April 2012, the Company amended the Former Senior Secured Credit Facilities and used the incremental commitments provision to borrow an additional $100.0 million, net of financing fees of $0.5 million and issue discount of $2.7 million, and used the proceeds to effectuate the Sunflower Transaction in May 2012.

In connection with the April 2013 Refinancing, the Company repaid the Former Term Loan in its entirety and recorded a related $8.2 million loss on extinguishment of debt as reflected in the consolidated statement of operations for the thirty-nine weeks ended September 29, 2013.

The Former Term Loan required quarterly principal payments, totaling 1.00% per annum, with the balance payable on the final maturity date.

The Company capitalized total debt issuance costs (financing fees) between 2011 and 2012 of $1.8 million related to the Former Term Loan, which were being amortized to interest expense over the term of the loan. Additionally, $16.7 million of lender fees were reflected as a discount on the Former Term Loan and were being charged to interest expense over the term of the Former Term Loan.

Interest terms on the Former Revolving Credit Facility were the same as the Former Term Loan.

The Company capitalized debt issuance costs of $1.8 million related to the Former Revolving Credit Facility, which were being amortized to interest expense over the term of the facility.

There were no amounts outstanding on the Former Revolving Credit Facility at December 30, 2012. Letters of credit totaling $8.4 million had been issued as of December 30, 2012.

SPROUTS FARMERS MARKET, INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(UNAUDITED)

Senior Subordinated Promissory Notes

In May 2012, the Company issued $35.0 million aggregate principal amount of 10.0% senior subordinated promissory notes due 2019 (“Senior Subordinated Promissory Notes”). Interest accrued at 10.0% annually for the first three years, increasing by 1.0% each year thereafter.

On May 31, 2013, the Company repaid the entire balance of $35.0 million of outstanding Senior Subordinated Promissory Notes and paid $0.3 million of interest accrued to date.

13. Long-Term Debt

A summary of long-term debt is as follows:

			As Of
Facility	Maturity	Interest Rate	January 1, 2012	December 30, 2012
Senior Secured
$410.0 million Term Loan, net of original issue discount	April 2018	Variable	$294,764	$391,544
$50.0 million Revolving Credit Facility	April 2016	Variable	—	—
Senior Subordinated Notes
$35.0 million Senior Subordinated Promissory Notes	July 2019	10%-14%	—	35,000

Total Debt			294,764	426,544
Less current portion			(573)	(1,788)

Long-term debt, net of current portion			$294,191	$424,756

Current portion of long-term debt is presented net of issue discount of $1.8 million and $2.3 million at January 1, 2012 and December 30, 2012, respectively. The noncurrent portion of long-term debt is presented net of issue discount of $11.2 million and $11.3 million at January 1, 2012 and December 30, 2012, respectively.

Debt Maturities

Aggregate annual maturities on long-term debt as of December 30, 2012 for each of the years are as follows:

2013	$4,100
2014	4,100
2015	5,125
2016	4,100
2017	4,100
Thereafter	418,575

Gross principal	440,100
Less: discount	(13,556)

Total debt at December 30, 2012	$426,544

Senior Secured Credit Facilities

On April 18, 2011, the Company entered into senior secured credit facilities (“Senior Secured Credit Facilities”) with Jefferies Finance LLC, as administrative agent and collateral agent, JPMorgan Chase Bank, N.A., as letter of credit issuer, and various lenders. The borrower under such senior secured credit facilities is the Company’s wholly-owned subsidiary, Intermediate Holdings (the “borrower”). During April 2012, the Company amended the senior secured credit facilities as described below.

The Senior Secured Credit Facilities provide for a $50.0 million revolving credit facility (“Revolving Credit Facility”), which includes a letter of credit subfacility (up to the unused amount of the Revolving Credit Facility) and a $5.0 million swingline loan subfacility. The Revolving Credit Facility maturity date is April 18, 2016.

The Company uses its Revolving Credit Facility for general corporate purposes, including permitted business acquisitions and, in the case of letters of credit, for the back-up or replacement of existing letters of credit.

The Senior Secured Credit Facilities also provide for a $310.0 million term loan (“Term Loan”) facility which currently matures on April 18, 2018. The Company has used the Term Loan to effect certain acquisitions.

The Company’s Senior Secured Credit Facilities also (i) contain incremental facility provisions that permit the Company, without the consent of the existing lenders, to incur up to $100.0 million of incremental term and/or revolving commitments with pricing, amortization and final maturity dates which are the same or different from those in existence for the existing Revolving Credit Facility or Term Loan, (ii) permit the Company, without the consent of the existing lenders, to incur additional tranches of Term Loan and/or additional revolving facilities to refinance the existing Revolving Credit Facility and/or Term Loan and (iii) permit the Company, to solicit, without the consent of the existing lenders, consent of term lenders under any term facilities to extend the scheduled maturity of such facilities, subject to certain requirements.

On April 23, 2013, the Company refinanced its Senior Secured Credit Facilities. See Note 26. “Subsequent Events (Unaudited)”, for details.

Voluntary Prepayments; Reduction and Termination of Commitments

The Company is permitted to voluntarily prepay any loan, in whole or in part, subject to break funding payments and, if prepayments relate to the Term Loan, certain premiums. The Company also has the right, without consent of the existing lenders, to offer to all lenders, on a pro rata basis, prepayments of the Term Loan at levels below par, subject to certain requirements. The Company is also permitted to terminate or reduce the revolving facility commitments at any time without premium or penalty. The revolving facility commitments may not be reduced to less than the outstanding balance of revolving loans.

Guarantees

The Company’s obligations under its Senior Secured Credit Facilities and under any interest rate protection or other hedging arrangements entered into with an agent, arranger, lender or any affiliate thereof and under cash management lines of credit with an agent, arranger, lender or any affiliate thereof are guaranteed by the Company and by all wholly-owned domestic subsidiaries of the Company (other than, in each case, immaterial subsidiaries).

The Company’s obligations under the Senior Secured Credit Facilities are secured by a first-priority pledge of the equity interests in the borrower held by the Company and by perfected first-priority security interests in substantially all property of the borrower and the subsidiary guarantors. Such property includes, but is not limited to, (a) substantially all capital stock owned by the borrower and the subsidiary guarantors (in the case of foreign subsidiaries, the pledge of such stock is limited to 100% of the non-voting stock and 65% of the voting stock of first-tier foreign subsidiaries) and (b) substantially all tangible and intangible personal property of the borrower and the subsidiary guarantors. The secured parties are also entitled, subject to certain thresholds, to mortgages on real property owned by the borrower and the subsidiary guarantors, if such property is acquired by them.

Term Loan

During April 2011, the Company borrowed $310.0 million, net of financing fees of $1.3 million and issue discount of $14.1 million under the Term Loan and used the proceeds to effectuate the Henry’s Transaction.

During April 2012, the Company amended its original agreement and used the incremental commitments provision of the Senior Secured Credit Facilities to borrow an additional $100.0 million, net of financing fees of $0.5 million and issue discount of $2.7 million and used the proceeds to effectuate the Sunflower Transaction in May 2012.

The Term Loan requires quarterly principal payments, totaling 1% per annum, with the balance payable on the final maturity date. In addition, the Company’s Senior Secured Credit Facilities require the borrower to prepay outstanding Term Loan, subject to certain exceptions, with:

•	100% of the net cash proceeds of certain non-ordinary course asset sales and dispositions; and

•

75% of the excess cash flow of the borrower and its subsidiaries if the borrower’s total net first lien leverage ratio is greater than 3.50:1.00 (reducing to 50% if such leverage ratio is equal to or less than 3.50:1.00, to 25% if such leverage ratio is equal to or less than 3.00:1.00, and to 0% if such leverage ratio is equal to or less than 2.50:1.00).

Under the Company’s Senior Secured Credit Facilities, the lenders in their sole discretion may waive any mandatory prepayments.

Interest on the Term Loan is calculated, at the Company’s option (other than with respect to swingline loans), as adjusted LIBOR (with a 1.25% minimum rate) plus 4.75% or an adjusted dollar base rate (which is the higher of the federal funds rate plus 0.50%, Eurodollar rate applicable to loans with one-month interest periods plus 1.00% and the prime rate, but which, in any event, cannot be less than 2.25%) plus 3.75%. Interest is payable at the end of each quarter in the case of the adjusted dollar base rate option. In the case of the LIBOR option, whereby the contract period may be equal to one, two, three or six months from the date of initial borrowing, interest is payable on the last day of each contract period. The weighted average interest rate for 2012 was 6.00%.

If the Company fails to pay any principal, interest or any other amount due under the Company’s Senior Secured Credit Facilities, overdue principal amounts will bear interest at a rate per annum equal to the rate otherwise applicable thereto plus an additional 2.0%, and any other overdue amounts will bear interest at a rate per annum equal to the rate applicable to adjusted dollar base rate loans plus an additional 2.0%.

The Company capitalized total debt issuance costs (financing fees) between 2011 and 2012 of $1.8 million related to the Term Loan, which are being amortized to interest expense over the term of the loan. Additionally, $16.7 million of lender fees have been reflected as a discount on the Term Loan and are being charged to interest expense over the term of the loan.

Revolving Credit Facility

The Senior Secured Credit Facilities include a $50.0 million Revolving Credit Facility which matures in April 2016. The Revolving Credit Facility includes letter of credit and $5.0 million swingline loan subfacilities. Letters of credit issued under the facility reduce the borrowing capacity on the total facility.

Interest terms on the Revolving Credit Facility are the same as the Term Loan.

The Company capitalized debt issuance costs of $1.8 million related to the Revolving Credit Facility, which are being amortized to interest expense over the term of the facility.

There were no amounts outstanding on the Revolving Credit Facility at December 30, 2012. Letters of credit totaling $8.4 million had been issued as of December 30, 2012. These letters of credit primarily support the Company’s insurance programs. Borrowings on the Revolving Credit Facility are for general corporate purposes, including permitted business acquisitions. Amounts available under the Revolving Credit Facility at December 30, 2012 total $41.6 million.

Under the terms of the Senior Secured Credit Facility, the Company is obligated to pay a commitment fee on the available unused amount of revolving facility commitments equal to 0.50% per annum.

Debt Covenants

The Company’s Senior Secured Credit Facilities contain financial, affirmative and negative covenants. The negative covenants in the Senior Secured Credit Facilities include, among other things, limitations (none of which are absolute) on the Company’s ability to:

•	incur additional indebtedness;

•	grant additional liens;

•	enter into sale-leaseback transactions;

•	make loans or investments;

•	merge, consolidate or enter into acquisitions;

•	pay dividends or distributions;

•	enter into transactions with affiliates;

•	enter into new lines of business;

•	modify the terms of subordinated debt or other material agreements; and

•	change its fiscal year.

Each of these covenants is subject to customary or agreed-upon exceptions, baskets and thresholds.

In addition, if the Company has more than $20.0 million outstanding under the Revolving Credit Facility as of the end of any fiscal quarter, the Revolving Credit Facility requires the borrower to maintain a ratio of revolving facility credit exposure to consolidated trailing 12-month EBITDA (as defined in the senior secured credit agreement governing the Senior Secured Credit Facilities) of no more than 1.67 to 1.0 as of the end of each such fiscal quarter.

The Company was in compliance with all applicable covenants under the Senior Secured Credit Facilities as of December 30, 2012.

Senior Subordinated Promissory Notes

In May 2012, the Company issued $35.0 million aggregate principal amount of 10.0% Senior Subordinated Promissory Notes due in seven years from date of issuance. Interest accrues at 10.0% annually for the first three years, increasing by 1.0% each year thereafter through maturity reaching a maximum rate of 14.0%. Interest is paid monthly in arrears on the last day of each month beginning with the month following the date of issuance.